Additional Information on Financial Instruments - Fair values of financial assets and liabilities (Details) - EUR (€)	Dec. 31, 2022	Dec. 31, 2021
Financial liabilities measured at AC
Additional Information on Financial Instruments
Financial Liabilities, Carrying Amount	€ 65,565,669	€ 76,719,249
Noncurrent Loans | Financial liabilities measured at AC | Level 3
Additional Information on Financial Instruments
Financial Liabilities, Carrying Amount	1,060,358	700,568
Financial Liabilities, Fair Value	1,021,696	677,598
Other non-current financial liabilities. | Financial liabilities measured at AC
Additional Information on Financial Instruments
Financial Liabilities, Carrying Amount	13,287
Current Loans | Financial liabilities measured at AC
Additional Information on Financial Instruments
Financial Liabilities, Carrying Amount	30,461,789	34,557,415
Trade accounts payable | Financial liabilities measured at AC
Additional Information on Financial Instruments
Financial Liabilities, Carrying Amount	27,271,931	33,447,088
Other current financial liabilities | Financial liabilities measured at AC
Additional Information on Financial Instruments
Financial Liabilities, Carrying Amount	6,758,304	8,014,179
Financial assets measured at AC
Additional Information on Financial Instruments
Financial Assets, Carrying Amount	72,506,621	86,735,817
Financial assets measured at FVTPL
Additional Information on Financial Instruments
Financial Assets, Carrying Amount	4,883,943	3,544,498
Rental deposits | Financial assets measured at AC
Additional Information on Financial Instruments
Financial Assets, Carrying Amount	135,395	24,624
Investments in securities | Financial assets measured at FVTPL | Level 3
Additional Information on Financial Instruments
Financial Assets, Carrying Amount	1,193,539	1,123,988
Financial Assets, Fair Value	1,193,539	1,123,988
Trade accounts receivables | Financial assets measured at AC
Additional Information on Financial Instruments
Financial Assets, Carrying Amount	19,972,756	28,707,048
Trade accounts receivables (subject to factoring) | Financial assets measured at FVTPL | Level 3
Additional Information on Financial Instruments
Financial Assets, Carrying Amount	3,690,404	2,420,512
Financial Assets, Fair Value	3,690,404	2,420,512
Cash and cash equivalents, Current | Financial assets measured at AC
Additional Information on Financial Instruments
Financial Assets, Carrying Amount	44,428,001	€ 58,004,145
Other current financial assets | Financial assets measured at AC
Additional Information on Financial Instruments
Financial Assets, Carrying Amount	€ 7,970,469